Short-term Investment And Investments Under Fair Value	12 Months Ended
Feb. 28, 2026
Investments [Abstract]
Short-term Investment And Investments Under Fair Value

4. SHORT-TERM INVESTMENT AND INVESTMENTS UNDER FAIR VALUE

Short-term investment includes structured deposits and term deposit with original maturities greater than three months but less than one year, or original maturities greater than one year but will mature within one year.

The investments under fair value pertain to structured products in fund-linked notes, interest rate-linked notes, exchange rate-linked notes, floating rate notes, bonds, etc. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value. The Group measured the investments under fair value on a recurring basis at the end of each reporting period and classified this as level 1 fair value measurements or as level 2 fair value measurements for applicable structured products. Unrealized changes in the fair value of the investments, which are still held by the company as of year ends, are recorded as unrealized holding gain in investments in the consolidated statements of operations. Unrealized holding gain of RMB3,910, RMB2,022 and RMB2,438 (US$356) on fair value changes were recorded in the consolidated statements of operations for the years ended February 29, 2024, February 28, 2025 and 2026, respectively. Realized changes in the fair value of the investments, which are matured during the year, are recorded as realized gain (loss) in investments. Realized gain of RMB3,207, loss of RMB3,062 and gain of RMB3,938 (US$574) on fair value changes were recorded in the consolidated statements of operations for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.

Short-term investments as of February 28, 2025 and 2026 were as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Term deposits	13,905	—	—
Total	13,905	—	—

Investments under fair value as of February 28, 2025 and 2026 were as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Short-term investments under fair value	37,953	88,256	12,869
Total	37,953	88,256	12,869

Long-term investments under fair value, current	3,584	6,952	1,014
Long-term investments under fair value, non-current	99,571	143,886	20,981
Total	103,155	150,838	21,995

Short-term investment and investments under fair value measured on a recurring basis or disclosed at fair value as of February 28, 2025 are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	USD	RMB	RMB	RMB
As of February 28, 2025
Short-term investments	13,905	1,909	—	13,905	—
Short-term investments under fair value	37,953	5,211	37,953	—	—
Long-term investments under fair value, current	3,584	492	3,584	—	—
Long-term investments under fair value, non-current	99,571	13,672	34,251	65,320	—

Short-term investment and investments under fair value measured on a recurring basis or disclosed at fair value as of February 28, 2026 are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	USD	RMB	RMB	RMB
As of February 28, 2026
Short-term investments under fair value	88,256	12,869	—	88,256	—
Long-term investments under fair value, current	6,952	1,014	6,952	—	—
Long-term investments under fair value, non-current	143,886	20,981	73,301	70,585	—